INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS

Reconciliation of Carrying Amounts (in thousands):

	12/31/2023	Additions	12/31/2024	Additions	12/31/2025
Cost
Indefinite-lived trademarks	$—	$25	$25	$—	$25
Acquired Technology	1,168	—	1,168	2,750	3,918
Customer Relationships	2,839	—	2,839	—	2,839
Other	456	—	456	—	456
Total	$4,463	$25	$4,488	$2,750	$7,238

Accumulated Amortization
Acquired Technology	$398	$234	$632	$509	$1,141
Customer Relationships	568	568	1,136	567	1,703
Other	55	90	145	92	237
Total	$1,021	892	$1,913	$1,168	$3,081

Carrying Amounts	$3,442		$2,575		$4,157

SCHEDULE OF EXPECTED AMORTIZATION RELATED TO INTANGIBLE ASSETS	As of December 31, 2025, expected amortization related to intangible assets will be;
Expected Amortization
2026	$1,330
2027	1,330
2028	647
2029	550
2030 and thereafter	275
Total	$4,132